Borrowed Funds (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
2014	$ 8,798
2015	6,000
2016	6,000
2017	8,000
2018	2,100
Total	$ 30,898	$ 33,207